FAIR VALUE OF FINANCIAL INSTRUMENTS - NARRATIVE (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 tranche	Feb. 28, 2021 segment
Convertible notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loss due to changes in fair value	$ (514,700)	$ (1,890,752)
Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loss due to changes in fair value	$ (13,400)	$ (129,569)
Convertible notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of tranches issued | tranche			2
Convertible notes | Investor
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of tranches issued			2	2